Stockholders' Equity - Warrant Exchange - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stockholders Equity Note [Line Items]
Loss in exchange of common stock for warrants			$ 6,000	$ 2,826,000	$ 6,000	$ 2,826,000	$ 2,826,000	$ 0
Exchange Agreement [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock and rights for payments made in shares on convertible notes payable (in shares)	64,000	800,000
Loss in exchange of common stock for warrants	$ 6,000